Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct. 01, 2021
Class T | DWS Health and Wellness Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DWS Health and Wellness Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These are the fees and expenses you may pay when you buy, hold and sell shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you invest at least $250,000 in Class T shares in the fund. More information about these discounts is available from your financial representative and in the Investing in the Fund section (p. 14) and in Purchase and Redemption of Shares in the fund’s Statement of Additional Information (SAI) (p. II-15).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES <br/>(expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 36% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	The Advisor has contractually agreed through September 30, 2022 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at 1.08% for Class T shares. The agreement may only be terminated with the consent of the fund’s Board.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest at least $250,000 in Class T shares in the fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 250,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	 ”Other expenses“ for Class T are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Main investments. Under normal circumstances, the fund will invest at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies in the health care and wellness sectors. For purposes of the fund’s 80% investment policy, to be considered part of the health care or wellness sectors, companies must commit at least half of their assets to, or derive at least half of their revenues or net income from, that sector. Industries in the health care sector include pharmaceuticals, biotechnology, medical products and supplies, and health care services. Portfolio management considers wellness-related companies to include companies in the health care industry and other companies that provide products or services that promote or aid in achieving a healthy lifestyle (for example, healthy food and nutrition companies and gym operators). The fund concentrates its assets (i.e. invests at least 25% of its net assets) in securities related to the health care sector.The fund invests primarily in securities of US companies, but may invest in foreign companies as well. The fund may invest in companies of any size. While the fund invests mainly in common stocks, it may also invest up to 20% of total assets in US Treasury and US agency debt obligations.Management process. In choosing stocks, portfolio management uses a combination of three analytical disciplines:Bottom-up research. Portfolio management looks for individual companies with a history of above-average growth, strong competitive positioning, new tests or treatments, the ability to take advantage of demographic trends, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.Portfolio management may also consider financially material environmental, social and governance (ESG) factors. Such factors may include, but are not limited to, good governance structure and practices, drug access and public policies/regulations.Growth orientation. Portfolio management generally looks for companies that it believes have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.Top-down analysis. Portfolio management considers the economic outlook for various industries within the health care sector while looking for those that it believes may benefit from changes in the overall business environment.Portfolio management may favor securities from different industries and companies within the health care sector at different times. Portfolio management will normally sell a stock when it believes the stock's price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities, or in the course of adjusting their emphasis on a given health care industry.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, banks and pooled investment vehicles.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The fund concentrates its assets (i.e. invests at least 25% of its net assets) in securities related to the health care sector.
Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There are several risk factors that could hurt the fund’s performance, cause you to lose money or cause the fund’s performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock’s issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. The market as a whole may not favor the types of investments the fund makes, which could adversely affect a stock’s price, regardless of how well the company performs, or the fund’s ability to sell a stock at an attractive price. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility which could negatively affect performance. High market volatility may also result from significant shifts in momentum of one or more specific stocks due to unusual increases or decreases in trading activity. Momentum can change quickly, and securities subject to shifts in momentum may be more volatile than the market as a whole and returns on such securities may drop precipitously. To the extent that the fund invests in a particular geographic region, capitalization or sector, the fund’s performance may be affected by the general performance of that region, capitalization or sector.Market disruption risk. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Market disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.Recent market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, and the significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions that it has caused. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others.The disruptions caused by the COVID-19 pandemic may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.Health care securities risk. Because the fund concentrates its investments in companies in the health care sector, and may invest to a significant extent in the wellness sector, it may be vulnerable to setbacks in those industries. Health care companies may be negatively affected by scientific or technological developments, research and development costs, increased competition within the health care industry, rapid product obsolescence and patent expirations. The price of securities of health care companies may fluctuate widely due to changes in legislation or other government regulations, including uncertainty regarding health care reform and its long term impact, reductions in government funding and the unpredictability of winning government approvals. Moreover, many health care companies are subject to product liability or other litigation which may have a significant impact on a company’s market value or share price.Concentration risk. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting the particular segment of the market in which the fund concentrates may have a significant impact on the fund’s performance.Security selection risk. The securities in the fund’s portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, ESG factors, the relative attractiveness of different securities or other matters.Growth investing risk. As a category, growth stocks may underperform value stocks (and the stock market as a whole) over any period of time. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, the economy, political developments, or other news.Small company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments, as well as US and foreign government actions such as the imposition of tariffs, economic and trade sanctions or embargoes, could undermine the value of the fund’s investments, prevent the fund from realizing the full value of its investments or prevent the fund from selling securities it holds. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU) and in March 2017, the United Kingdom initiated the formal process of withdrawing from the EU. On January 31, 2020, the United Kingdom officially withdrew from the EU pursuant to a withdrawal agreement, providing for a transition period in which the United Kingdom negotiated and finalized a trade deal with the EU, the EU-UK Trade and Cooperation Agreement (the Trade Agreement). As a result, as of January 1, 2021 the United Kingdom is no longer part of the EU customs union and single market, nor is it subject to EU policies and international agreements. Among other things, the Trade Agreement provides for zero tariffs and zero quotas on all goods that comply with appropriate rules of origin and establishes the treatment and level of access the United Kingdom and EU have agreed to grant each other’s service suppliers and investors. In addition to trade in goods and services and investment, the Trade Agreement also covers digital trade, intellectual property, public procurement, aviation and road transport, energy, fisheries, social security coordination, law enforcement and judicial cooperation in criminal matters, thematic cooperation and participation in EU programs. Even with the Trade Agreement in place, the United Kingdom’s withdrawal from the EU may create new barriers to trade in goods and services and to cross-border mobility and exchanges, including with respect to trade in financial services which is not comprehensively addressed in the Trade Agreement and remains subject to negotiation between the United Kingdom and the EU. The long-term impact of the United Kingdom’s withdrawal from the EU is still unknown and could have adverse economic and political effects on the United Kingdom, the EU and its member countries, and the global economy, including financial markets and asset valuations.Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities. In addition, because non-US markets may be open on days when the fund does not price its shares, the value of the securities in the fund’s portfolio may change on days when shareholders will not be able to purchase or sell the fund’s shares.Securities lending risk. Securities lending involves the risk that the fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities, or a decline in the value of any investments made with cash collateral or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the securities.Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.IPO risk. Prices of securities bought in an initial public offering (IPO) may rise and fall rapidly, often because of investor perceptions rather than economic reasons. To the extent a mutual fund is small in size, its IPO investments may have a significant impact on its performance since they may represent a larger proportion of the fund’s overall portfolio as compared to the portfolio of a larger fund.Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund.Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment’s sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.Operational and technology risk. Cyber-attacks, disruptions or failures that affect the fund’s service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund’s net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund’s operations.While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund’s service providers could impact the ability to conduct the fund’s operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.
Risk Lose Money [Text]	rr_RiskLoseMoney	There are several risk factors that could hurt the fund’s performance, cause you to lose money or cause the fund’s performance to trail that of other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index).Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to dws.com (the Web site does not form a part of this prospectus) or call the telephone number included in this prospectus.Class T had not commenced investment operations as of the date of this prospectus. The performance figures for Class T shares are based on the historical performance of the fund’s Institutional Class shares adjusted to reflect the higher expenses and applicable sales charges of Class T. Institutional Class shares are offered in a separate prospectus.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index).
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class T had not commenced investment operations as of the date of this prospectus.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Advisor believes the additional index (MSCI World Health Care Index) reasonably represents the fund’s overall investment process.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	dws.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS (%) (Class T)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These year-by-year returns do not include sales charges, if any, and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	ReturnsPeriod endingBest Quarter17.12%June 30, 2020Worst Quarter-13.51%September 30, 2011Year-to-Date6.21%June 30, 2021
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns <br/>(For periods ended 12/31/2020 expressed as a %)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Advisor believes the additional index (MSCI World Health Care Index) reasonably represents the fund’s overall investment process.
Class T | DWS Health and Wellness Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Management fee	rr_ManagementFeesOverAssets	0.77%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.36%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.37%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.29%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.08%
1 Year	rr_ExpenseExampleYear01	$ 357
3 Years	rr_ExpenseExampleYear03	645
5 Years	rr_ExpenseExampleYear05	954
10 Years	rr_ExpenseExampleYear10	$ 1,831
2011	rr_AnnualReturn2011	8.20%
2012	rr_AnnualReturn2012	17.69%
2013	rr_AnnualReturn2013	46.72%
2014	rr_AnnualReturn2014	26.60%
2015	rr_AnnualReturn2015	6.58%
2016	rr_AnnualReturn2016	(10.44%)
2017	rr_AnnualReturn2017	19.00%
2018	rr_AnnualReturn2018	3.31%
2019	rr_AnnualReturn2019	21.99%
2020	rr_AnnualReturn2020	15.15%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.51%)
Class T | DWS Health and Wellness Fund | before tax | Class T
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.27%
5 Years	rr_AverageAnnualReturnYear05	8.56%
10 Years	rr_AverageAnnualReturnYear10	14.29%
Class Inception	rr_AverageAnnualReturnInceptionDate
Class T | DWS Health and Wellness Fund | After tax on distributions | Class T
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.80%
5 Years	rr_AverageAnnualReturnYear05	6.67%
10 Years	rr_AverageAnnualReturnYear10	12.19%
Class T | DWS Health and Wellness Fund | After tax on distributions - with sale | Class T
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.52%
5 Years	rr_AverageAnnualReturnYear05	6.40%
10 Years	rr_AverageAnnualReturnYear10	11.60%
Class T | DWS Health and Wellness Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
10 Years	rr_AverageAnnualReturnYear10	13.88%
Class T | DWS Health and Wellness Fund | MSCI World Health Care Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.52%
5 Years	rr_AverageAnnualReturnYear05	9.87%
10 Years	rr_AverageAnnualReturnYear10	13.45%

[1]	”Other expenses“ for Class T are based on estimated amounts for the current fiscal year.